Related Party Transaction and Balances (Details) - Schedule of balances with affected entity - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Due to Affected Entity:
Payables to Affected Entity, current	¥ 23,584,906	¥ 308,782,975
Payables to Affected Entity, non-current	216,176,563
Affected Entity [Member]
Due to Affected Entity:
Total	¥ 239,761,469	¥ 308,782,975